Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We typically grant initial equity awards to new employees, including our executive officers, and annual equity grants as part of our overall compensation program. The timing of annual equity grants has been generally consistent, with a first quarter grant each year approved at a regularly scheduled meeting of our Compensation Committee with a grant date following the filing of our Annual Report on Form 10-K. It is the policy of the Board and the Compensation Committee to not take material nonpublic information into account when determining the timing of equity awards in order to take advantage of a depressed stock price or an anticipated increase in stock price. Similarly, it is our practice not to time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. There were not any stock options granted to the Company’s NEOs in 2025 during the period from four business days before to one business day after the filing of the Company’s Annual Report on Form 10-K, Quarterly Reports on Form 10-Q or the filing or furnishing of any Current Reports on Form 8-K that disclosed material nonpublic information.

Award Timing Method	We typically grant initial equity awards to new employees, including our executive officers, and annual equity grants as part of our overall compensation program. The timing of annual equity grants has been generally consistent, with a first quarter grant each year approved at a regularly scheduled meeting of our Compensation Committee with a grant date following the filing of our Annual Report on Form 10-K.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The timing of annual equity grants has been generally consistent, with a first quarter grant each year approved at a regularly scheduled meeting of our Compensation Committee with a grant date following the filing of our Annual Report on Form 10-K. It is the policy of the Board and the Compensation Committee to not take material nonpublic information into account when determining the timing of equity awards in order to take advantage of a depressed stock price or an anticipated increase in stock price. Similarly, it is our practice not to time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation. There were not any stock options granted to the Company’s NEOs in 2025 during the period from four business days before to one business day after the filing of the Company’s Annual Report on Form 10-K, Quarterly Reports on Form 10-Q or the filing or furnishing of any Current Reports on Form 8-K that disclosed material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false